Document and Entity Information	Oct. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	THE CHARLES SCHWAB FAMILY OF FUNDS
Entity Central Index Key	0000857156
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	Apr. 28, 2023
SCHWAB ANNUITY PORTFOLIOS
Prospectus:
Entity Registrant Name	SCHWAB ANNUITY PORTFOLIOS
Entity Central Index Key	0000918266
Schwab Municipal Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWTXX
Schwab Municipal Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWOXX
Schwab AMT Tax-Free Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWWXX
Schwab AMT Tax-Free Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SCTXX
Schwab California Municipal Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWKXX
Schwab California Municipal Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SCAXX
Schwab New York Municipal Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWYXX
Schwab New York Municipal Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNYXX
Schwab Government Money Fund | Sweep Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWGXX
Schwab Government Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNVXX
Schwab Government Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SGUXX
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNRXX
Schwab Treasury Obligations Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNOXX
Schwab Treasury Obligations Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SCOXX
Schwab U.S. Treasury Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNSXX
Schwab U.S. Treasury Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SUTXX
Schwab Value Advantage Money Fund | Investor Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SWVXX
Schwab Value Advantage Money Fund | Ultra Shares | CHARLES SCHWAB FAMILY OF FUNDS
Prospectus:
Trading Symbol	SNAXX
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio | SCHWAB ANNUITY PORTFOLIOS
Prospectus:
Trading Symbol	SWPXX